GENERAL	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL
REE Automotive Ltd. was incorporated in Israel on January 16, 2011.

REE Automotive Ltd. has established wholly-owned subsidiaries in the United States, Germany, Japan and the United Kingdom (the “Subsidiaries”). REE Automotive Ltd. and its subsidiaries (the “Company”, “REE”, or “we”) is in the early stages of commercialization and is actively executing its business plan and establishing strategic collaborations with industry leaders to expand its industry footprint across segments. The Company is currently developing its core REEcornerTM technology and EV platforms, as well as full vehicles leveraging REEcornerTM technology. The Company has commenced initial production components at its Integration Center in Coventry, United Kingdom.

On February 3, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with 10X Capital Venture Acquisition Corp (“10X Capital”), a Delaware corporation and special purpose acquisition company (“SPAC”), and Spark Merger Sub, Inc., a wholly-owned subsidiary of the Company, pursuant to which Merger Sub merged with and into 10X Capital (the “Merger”). The Merger was consummated on July 22, 2021 (the “Closing Date”) with 10X Capital becoming a wholly-owned subsidiary of the Company, and the securityholders of 10X Capital becoming securityholders of the Company.
The Company became a Nasdaq listed publicly traded company on July 23, 2021, with its Class A ordinary shares, without par value (the “Class A Ordinary Shares”) trading under the ticker symbol “REE” (for further information see Note 7). The Company also has Class B ordinary shares, without par value, having 10 votes per share (the “Class B Ordinary Shares” and together with the Class A Ordinary Shares, the “Ordinary Shares”) that include voting rights only and are not listed on the Nasdaq.

As of June 30, 2023, the Company’s principal source of liquidity includes its unrestricted cash balance in the amount of $37,488 and its short term investments in the amount of $67,460. The Company has incurred losses since inception and had negative cash flows used in operating activities of $46,455 for the six months ended June 30, 2023. The Company expects to continue to incur net losses and negative cash flows from operating activities. The Company’s ability to successfully carry out its business plan is primarily dependent upon its ability to raise sufficient additional capital. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed to support its operations. If the Company is unable to maintain sufficient financial resources its business, financial condition and results of operations will be materially and adversely affected. The Company has approved a plan, to improve its available cash balances, liquidity and cash flows generated from operations.
The above mentioned alleviates the substantial doubt about the Company's ability to continue as a going concern for at least twelve months from the date that the interim consolidated financial statements were issued.